Summary of Classes of Share Capital - Common Shares (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 111,383
Balance at end of year	$ 112,107	$ 111,383
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,821.7	1,823.9
Balance at beginning of year	$ 24,363	$ 23,066
Proceeds from shares issued on exercise of stock options, Number of shares	1.2	1.8
Proceeds from shares issued on exercise of stock options, Amount	$ 83	$ 120
Shares issued as a result of dividend reinvestment plan, Number of shares	20.5	17.0
Shares issued as a result of dividend reinvestment plan	$ 1,720	$ 1,442
Purchase of shares for cancellation and other, Number of Shares	(52.0)	(21.0)
Purchase of shares for cancellation and other, Amount	$ (732)	$ (265)
Ending balance, Number of shares	1,791.4	1,821.7
Balance at end of year	$ 25,434	$ 24,363